LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LEASES
Schedule of components of lease cost, weighted average lease terms and discount rates

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Lease Cost:
Operating lease cost	$223,304	$68,709	$711,661	$206,126
Finance lease cost:
Amortization of assets obtained under finance leases	$285,251	$274,712	$681,763	$597,904
Interest on lease liabilities	126,880	104,409	282,990	223,263
	$412,131	$379,121	$964,753	$821,167

Lease term and discount rate	Weighted average discount rate:	Weighted average remaining lease term:
As of September 30, 2023
Operating leases	10.0%	9.3	years
Finance leases	10.2%	3.2	years

Nine Months Ended
September 30, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$355,060
Operating cash flows from finance leases	246,879
Financing cash flows from finance leases	1,026,701

Year ended
December 31, 2022
Lease Cost:
Operating lease cost	$324,929
Finance lease cost:
Amortization of assets obtained under finance leases	$772,870
Interest on lease liabilities	288,969
$1,061,839

Lease term and discount rate	Weighted average discount rate:	Weighted average remaining lease term:
As of December 31, 2022

Operating leases	10.31%	9.6	years
Finance leases	11.17%	3.5	years

Year ended
December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(159,348)
Operating cash flows from finance leases	772,870
Financing cash flows from finance leases	(1,222,270)
Right-of-use assets obtained in exchange for lease liabilities:
Acquisition of ROU assets through operating leases	$5,435,661
Acquisition of property and equipment through finance leases	2,233,834
Addition of ROU assets from finance lease modification	239,000
$2,472,834

Schedule of right-of-use assets

Total
Manufacturing equipment	$5,237,167
Computers and software	700,234
Leasehold improvements	218,244
Total	6,155,645
Less accumulated amortization	(2,623,405)
Right-of-use assets for finance leases	3,532,240
Right-of-use assets for operating leases	5,154,399
Total right-of-use assets	$8,686,639

Total
Manufacturing equipment	$4,673,617
Computers and software	700,234
Leasehold Improvements	218,244
Total	5,592,095
Less: accumulated amortization	(1,941,644)
Right-of-use assets for finance leases	3,650,451
Right-of-use assets for operating leases	5,632,771
Total right-of-use assets	$9,283,222

Schedule of maturities of finance lease liabilities

Nine months ended September 30, 2023	Total
2023 (remaining three months)	$576,315
2024	1,287,461
2025	1,057,500
2026	739,115
2027	192,568
Thereafter	47,300
Total minimum lease payments	3,900,259
Less amount representing interest	(563,452)
Present value of minimum lease payments	3,336,807
Less current portion	(1,109,899)
Finance lease obligations, less current portion	$2,226,908

Years ending	Total
2023	$1,275,119
2024	863,280
2025	785,386
2026	597,933
2027	190,283
Thereafter	—
Total minimum lease payments	3,712,001
Less amount representing interest	(622,004)
Present value of minimum lease payments	3,089,997
Less current portion	(1,008,587)
Finance lease obligations, less current portion	$2,081,410

Schedule of future minimum rental payments required under operating lease

Nine months ended September 30, 2023	Total
2023 (remaining three months)	$379,887
2024	842,553
2025	867,831
2026	893,862
2027	920,679
Thereafter	4,761,873
Total minimum lease payments	8,666,685
Less: amount representing interest	(3,107,847)
Present value of minimum lease payments	5,558,838
Less: current portion	(290,869)
Operating lease liabilities, less current portion	$5,267,969

Years ending December 31,	Total
2023	$794,619
2024	836,280
2025	861,372
2026	887,208
2027	913,824
Thereafter	4,997,184
Total minimum lease payments	9,290,487
Less: amount representing interest	(3,549,882)
Present value of minimum lease payments	5,740,605
Less: current portion	(215,043)
Operating lease liabilities, less current portion	$5,525,562